Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	PYXIS ONCOLOGY, INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	617
Local Phone Number	453-3596
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001782223
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false